Exhibit 99.1

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Private & confidential
Apollo Aviation Securitization Equity Trust 2016-1	Apollo Aviation Group LLC
c/o Phoenix American Financial Services, Inc.	848 Brickell Avenue, Suite 500
2401 Kerner Boulevard	Miami, FL 33131
San Rafael, California 94901	United States of America,
United States of America,	(as “Originator”)
(as “Master Issuer”)

AASET 2016-1 US Ltd.	Goldman, Sachs & Co.
c/o Phoenix American Financial Services, Inc.	200 West Street
2401 Kerner Boulevard	New York, NY 10282-2198
San Rafael, California 94901	United States of America,
United States of America,	(as “Lead Manager”)
(as an “AOE Issuer”)
and the other Managers (as defined
AASET 2016-1 International Ltd.	in section 1 of the arrangement letter
c/o Phoenix American Financial Services, Inc.	dated February 29, 2016)
2401 Kerner Boulevard
San Rafael, California 94901
United States of America,
(as an “AOE Issuer”)

(collectively herein the “Issuers”)

March 17, 2016

Agreed-upon procedures letter for Securitization project (the “AUP Letter”) in connection with proposed Rule 144A / Regulation S issue of asset backed securities (the “Issue”)

1.	In accordance with the terms of our arrangement letter dated February 29, 2016, we have read the items identified by you in respect of certain specified lease information in the form set out in Attachment A and included on that certain data sheet delivered by you to us on March 1, 2016 (the “Data sheet”) in respect of 32 commercial jet aircraft (the “Aircraft”) to be acquired by the AOE Issuers which has been prepared and provided to us by the Originator. In accordance with International Standard on Related Services 4400, Engagements to Perform Agreed-Upon Procedures Regarding Financial Information, we applied certain procedures, as indicated by the symbols and explained in paragraph 12 below, to the specified lease information contained on the Data sheet in respect of the Aircraft. A copy of the Data sheet is attached hereto and initialed by us for the purpose of identification.

kpmg	March 17, 2016

2	The Data sheet has been prepared by the Originator and the information included therein has been extracted from certain of the information systems and other sources maintained by the Originator. The Data sheet is the responsibility of the Issuers.

3	For the purposes of this letter “Lease Agreement” shall mean copies of the signed lease agreement between the Originator and/or its subsidiaries, and the respective lessees as amended or supplemented where appropriate and the related extension agreements, termination agreements, option agreements, novation agreements, debt deferral or restructuring agreements and other relevant lease related agreements where appropriate as provided to us by the Originator in respect of the Aircraft.

4	We understand that the Data sheet for the Aircraft has been prepared for the particular purpose of summarising certain of the principal economic terms of the Lease Agreements for the Aircraft, which is being used to present certain information to be included in the Offering Memorandum relating to the issuance and offering by the Master Issuer. However, we make no comment on the completeness or the adequacy for your purposes of the information contained in the Data sheet for the purposes of preparing such information.

5	This AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this AUP Letter, you agree (save as otherwise expressly agreed in the arrangement letter) that we have no responsibility to and we will not perform any work subsequent to the date of this AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this AUP Letter.

6	We were not engaged to, and did not perform an audit, the objective of which would be the expression of an opinion on the specified elements, accounts or items. Accordingly, we do not express such an opinion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

7	This letter is not issued in accordance with the provisions of the American Institute of Certified Public Accountants. Subject always to the previous sentence, it may be disclosed to and/or produced as provided for in the arrangement letter.

8	Rule 17g-10(d)(1) promulgated by the United States Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), defines certain services which are considered to be due diligence (“Due Diligence”). Rule 15Ga-2 of the Exchange Act requires the issuer or underwriter of any ABS (as defined in the Exchange Act) to make publicly available the findings and conclusions of any third-party due diligence report obtained by the issuer or underwriter by furnishing such information in Form ABS-15G, “Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934”, which is required to be furnished by the issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval system (“EDGAR”).

This letter is also attached to a Form ABS Due Diligence-15E, to be posted to the 17g-5 website for the related ABS transaction.

kpmg	March 17, 2016

Any other party (including rating agencies and investors) that obtains access to this AUP Letter or Form ABS Due Diligence-15E is not authorised by KPMG to use or rely upon this AUP Letter.  This AUP Letter shall not be copied, referred to or disclosed, in whole or in part, without our prior written consent, save in accordance with the terms of our arrangement letter.  To the fullest extent permitted by law, KPMG neither owes nor accepts any duty to any other party and shall not be liable for any loss, damage or expense of whatsoever nature which is caused by their reliance on our AUP Letter.

9	The Lease Agreements in respect of the Aircraft were provided to us by the Originator in the period from January 28, 2016 to February 29, 2016.

The Originator has informed us that the Data sheet in respect of the Aircraft reflects the amendments and other modifications to the Lease Agreements in the period from January 28, 2016 to February 29, 2016 but do not reflect amendments or other modifications to the Lease Agreements in the period from February 29, 2016 to March 17, 2016.  We have carried out no procedures in respect of amendments or other modifications to the Lease Agreements in the period since February 29, 2016.

We performed the procedures enumerated at 12 below in respect of the Lease Agreements provided to us by the Originator.

10	Our procedures were based solely on copies of the Lease Agreements and other related information provided to us by the Originator in respect of the Aircraft and we make no comment on the completeness or accuracy of the Lease Agreements and such related information.

11	It should be understood that we make no representations as to questions of legal interpretation, the accuracy of the Lease Agreements or regarding the sufficiency for your purposes of the procedures enumerated at 12 below. Furthermore we make no representations as to the compliance of the lessees or any member of the Originator group with any or all of the terms of the Lease Agreements. Our procedures were restricted to those set out at 12 below.

Procedures Performed and Findings

12	Other than the procedures enumerated below we have not performed any other procedures on the information set out below and we have not performed any procedures on any other information included in the Data sheet.

Item	Description

(i)	MSN

a
We compared the ‘MSN’ (manufacturer’s serial number) shown on the Data sheet to the manufacturer’s serial number shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

kpmg	March 17, 2016

Item	Description

(ii)	Type

b
We compared the ‘Type’ shown on the Data sheet to the aircraft type (model/series) shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(iii)	Engine

c
We compared the ‘Engine’ shown on the Data sheet to the engine type (model/series) shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

ca
We compared the ‘Engine’ shown on the Data sheet to the engine type (model/series) shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number.  We noted that Data sheet reflects the engine model and series as required to be redelivered by the lessee on lease expiry as shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number, whilst noting that the engine type on the aircraft when delivered to the lessee at the lease start date was CFM56-7B27E. We make no further comment on this item.

(iv)	DOM

d
We compared the ‘DOM’ (date of manufacture) shown on the Data sheet to the date of manufacture shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

da
We noted that the original bill of sale from the manufacturer was not held by the Originator.  In the absence of the original bill of sale we compared the ‘DOM’ (date of manufacture) shown on the Data sheet to the date of manufacture shown in an aircraft inspection report, provided by the Originator, for the aircraft with the same manufacturer’s serial number and found it to be in agreement.  We make no further comment on this item.

(v)	Lessee

e	We compared the ‘Lessee’ shown on the Data sheet to the lessee shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

kpmg	March 17, 2016

Item	Description

(vi)	Country

f
We compared the ‘Country’ shown on the Data sheet to the country of incorporation of the lessee shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(vii)	Lease Start Date

g
We compared the ‘Lease Start Date’ shown on the Data sheet to the lease start date shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

ga
We noted that the ‘Lease Start Date’ shown on the Data sheet is a date subsequent to the date of this report.  The Originator has represented to us that this was its estimate, as of February 29, 2016, of the lease start date for this aircraft.  We make no further comment on this item.

(viii)	Lease Expiry

h
We compared the ‘Lease Expiry’ date shown on the Data sheet to the lease expiry date shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

ha
We noted that the ‘Lease Expiry’ date shown on the Data sheet was derived from the lease start date and the number of months or years to expiry shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

hb
We noted that the ‘Lease Expiry’ date shown on the Data sheet was derived from the Originator’s estimate of the timing of the next due 6 Year and 12 Year Structural Check.  The lease expiry date shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number is the earlier of a number of months from the lease start date or the date falling immediately prior to the next due 6 Year and 12 Year Structural Check.  We make no further comment on this item.

hc
We noted that the ‘Lease Expiry’ date shown on the Data sheet was derived from the Originator’s estimate of the timing of the next due 6 Year Structural Check.  The lease expiry date shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number is the earlier of a number of months from the lease start date or the date falling immediately prior to the next due 6 Year Structural Check.  We make no further comment on this item.

kpmg	March 17, 2016

Item	Description

hd
We noted that the ‘Lease Expiry’ shown on the Data sheet was derived from the estimated lease start date represented to us by the Originator for this aircraft, which is a date subsequent to the date of this report, and the number of months or years to expiry shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number, and found it to be in agreement.  We make no further comment on this item.

(ix)	Rental Currency

i
We compared the ‘Rental Currency’ shown on the Data sheet to the currency of payment shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(x)	Payment Frequency

j
We compared the ‘Payment Frequency’ shown on the Data sheet in respect of the billing frequency per annum to the rental payment information shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xi)	Accrual Basis

k	We compared the ‘Accrual Basis’ shown on the Data sheet to the payment basis shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xii)	Rent Type

l	We compared the ‘Rent Type’ shown on the Data sheet to the rent type shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xiii)	Rental Amount

m
We compared the monthly ‘Rental Amount’ shown on the Data sheet to a corresponding US dollar amount shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

kpmg	March 17, 2016

Item	Description

ma
Where the monthly ‘Rental Amount’ shown on the Data sheet related to a floating rent that resets on a semi-annual basis, we compared the ‘Rental Amount’ shown on the Data sheet to a corresponding US dollar amount shown in a calculation schedule provided by the Originator for the aircraft with the same manufacturer’s serial number, for the current reset period, and found it to be in agreement and compared the rental formula shown in a supplementary tab to the Data sheet to the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xiv)	Contractual Rent Payment Due (Day of Month)

n
We compared the ‘Contractual Rent Payment Due (Day of Month)’ shown on the Data sheet to the day of payment information shown, or derived from the lease start date, in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

na
We noted that the ‘Contractual Rent Payment Due (Day of Month)’ shown on the Data sheet was derived from the estimated lease start date represented to us by the Originator for this aircraft, which is a date subsequent to the date of this report, and the contractual rent payment due (day of month) definition in the Lease Agreement for the aircraft with the same manufacturer’s serial number, and found it to be in agreement.  We make no further comment on this item.

(xv)	Cash/Letter of Credit

o
Where the Data sheet indicated a security deposit held in the form of either cash or a letter of credit, we compared the form of security deposit shown on the Data sheet to a lease summary report or wire confirmation details provided by the Originator with an effective date of February 29, 2016, for the aircraft with the same manufacturer’s serial number, and found it to be in agreement.

oa
Where the Data sheet indicated a security deposit held in the form of either cash or a letter of credit, where the aircraft has yet to be delivered to the lessee as of February 29, 2016, we compared the form of security shown on the Data sheet to wire confirmation details of cash payments made by the lessee up to February 29, 2016, provided by the Originator for the aircraft with the same manufacturer’s serial number, and found it to be in agreement.

kpmg	March 17, 2016

Item	Description

ob
Where the Data sheet indicated a security deposit held in the form of either cash or a letter of credit, we compared the form of security deposit shown on the Data sheet to a lease summary report provided by the Originator and an extract from the Originator’s financial reporting system, with an effective date of February 29, 2016, for the aircraft with the same manufacturer’s serial number, and found it to be in agreement.

oc
Where the Data sheet indicated a security deposit held in the form of either cash or a letter of credit, where the aircraft and related lease had yet to be acquired by the Originator and/or any of its subsidiaries as of February 29, 2016, we compared the form of security shown on the Data sheet to the Lease Agreement for the aircraft with the same manufacturer’s serial number, and found it to be in agreement.  We make no further comment on this item.

(xvi)	Total $

p
Where the Data sheet indicated a security deposit held in the form of either cash or a letter of credit, we compared the US dollar amount shown on the Data sheet to a corresponding US dollar amount on a lease summary report or wire confirmation details provided by the Originator with an effective date of February 29, 2016, for the aircraft with the same manufacturer’s serial number, and found it to be in agreement.

pa
Where the Data sheet indicated a security deposit held in the form of either cash or a letter of credit, where the aircraft has yet to be delivered to the lessee as of February 29, 2016, we compared the US dollar amount shown on the Data sheet to a corresponding US dollar amount in the Lease Agreement, as due from the lessee by the time the aircraft is delivered, for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

pb
Where the Data sheet indicated a security deposit held in the form of either cash or a letter of credit, where the aircraft has yet to be delivered to the lessee as of February 29, 2016, we compared the US dollar amount shown on the Data sheet to a corresponding US dollar amount in the Lease Agreement, as due from the lessee by no later than April 1, 2016, for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

kpmg	March 17, 2016

Item	Description

pc
Where the Data sheet indicated a security deposit held in the form of either cash or a letter of credit, we compared the US dollar amount shown on the Data sheet to a corresponding US dollar amount on a lease summary report provided by the Originator and an extract from the Originator’s financial reporting system, with an effective date of February 29, 2016, for the aircraft with the same manufacturer’s serial number, and found it to be in agreement.

pd
Where the Data sheet indicated a security deposit held in the form of either cash or a letter of credit, where the aircraft and related lease had yet to be acquired by the Originator and/or any of its subsidiaries as of February 29, 2016, we compared the US dollar amount shown on the Data sheet to a corresponding US dollar amount the Lease Agreement for the aircraft with the same manufacturer’s serial number, and found it to be in agreement.  We make no further comment on this item.

(xvii)	Status

q
Where the Data sheet indicated a security deposit held in the form of either cash or a letter of credit, we compared the receipt ‘Status’ of the security deposit shown on the Data sheet to a lease summary report or wire confirmation details provided by the Originator with an effective date of February 29, 2016, for the aircraft with the same manufacturer’s serial number, and found it to be in agreement.

qa
Where the Data sheet indicated a security deposit held in the form of either cash or a letter of credit, where the aircraft has yet to be delivered to the lessee as of February 29, 2016, we compared the receipt ‘Status’ of the security deposit shown on the Data sheet to both wire confirmation details of cash payments made by the lessee up to February 29, 2016, provided by the Originator, and the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

qb
Where the Data sheet indicated a security deposit held in the form of either cash or a letter of credit, we compared the receipt ‘Status’ of the security deposit shown on the Data sheet to a lease summary report provided by the Originator and an extract from the Originator’s financial reporting system, with an effective date of February 29, 2016, for the aircraft with the same manufacturer’s serial number, and found it to be in agreement.

kpmg	March 17, 2016

Item	Description

qc
Where the Data sheet indicated a security deposit held in the form of either cash or a letter of credit, where the aircraft and related lease had yet to be acquired by the Originator and/or any of its subsidiaries as of February 29, 2016, we noted the receipt ‘Status’ of the security deposit shown on the Data sheet was as represented to us by the Originator.  We make no further comment on this item.

(xviii)	Return Date

r
Where the Data sheet indicated a security deposit held in the form of either cash or a letter of credit we compared the details of when the security deposit may be returned to the lessee as shown on the Data sheet to the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xix)	MX Reserves

s
Where the Data sheet indicated ‘Y’ we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated the lessee is required to make maintenance reserve payments in cash during the term of the lease.

(xx)	Lessor MX Contribution Required (Y/N)

t
Where the Data sheet indicated ‘Y’ we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated the lessor is required to make a contribution to relevant maintenance events, in cash, that occur during the term of the lease.

(xxi)	End of Lease Financial Adjustment: Lessee/Lessor

u
Where the Data sheet indicated a requirement for either the lessee or lessor to make adjustment payments on redelivery based on maintenance condition of the aircraft, we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number provided for adjustment payments on redelivery, based on maintenance condition of the aircraft.

(xxii)	Extension Option Period

v
Where the Data sheet indicated the existence of an extension option, we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated an option to extend the lease term for the aircraft on the basis disclosed in the Data sheet.

kpmg	March 17, 2016

Item	Description

va
We noted that where the Data sheet indicated the existence of an extension option where the extension option period was undefined, and to be agreed on mutually acceptable terms, the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated the existence of an extension option where the extension option period was undefined and to be agreed on mutually acceptable terms.

(xxiii)	Extension Option Rent

w
Where the Data sheet indicated the existence of an extension option, we compared the ‘Extension Option Rent’ shown on the Data sheet to the extension option rent basis during the extension period disclosure shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xxiv)	Current Purchase Options – Amount

x
Where the Data sheet indicated the existence of a lessee purchase option where the purchase option amount was undefined, and to be agreed on mutually acceptable terms, the Lease Agreement for the aircraft with the same manufacturer’s serial number indicated the existence of a purchase option where the purchase option amount was undefined and to be agreed on mutually acceptable terms.

(xxv)	Current Purchase Options – Termination Date/Option Transfer Date

y
Where the Data sheet indicated the existence of a lessee purchase option we compared the conditions of the lessee purchase option shown on the Data sheet with the corresponding data shown in the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

(xxvi)	AD Cost Sharing (Y/N)

z
Where the Data sheet indicated “Y”, we noted that the information shown on the Data sheet, in respect of the existence of a lessor obligation to share costs of performing an inspection to comply with mandatory inspection and modification requirements and Airworthiness Directives, was correctly derived from the Lease Agreement for the aircraft with the same manufacturer’s serial number.  We make no comment on the completeness, adequacy or extent of the Originator’s determination of what constitutes AD Cost Sharing obligations.

(xxvii)	Sublease (Y/N)

kpmg	March 17, 2016

Item	Description

aa
Where the Data sheet indicated “Y”, we noted that the information shown on the Data sheet, in respect of existence of subleases, was correctly derived from the Lease Agreement for the aircraft with the same manufacturer’s serial number.

(xxviii)	Third Party Guarantee (Y/N)

ab
Where the Data sheet indicated “Y”, we noted that the Lease Agreement for the aircraft with the same manufacturer’s serial number provided for a third party to provide credit support for the lessee’s payments and other obligations.

(xxix)	Rent Adjustment Factor

ac
Where the monthly ‘Rental Amount’ shown on the Data sheet related to a floating rent that resets on a semi-annual basis, we compared the ‘Rent Adjustment Factor’ details shown in a supplementary tab to the Data sheet to the Lease Agreement for the aircraft with the same manufacturer’s serial number and found it to be in agreement.

We have complied with the Code of Ethics for Professional Accountants by the International Ethics Standards Board for Accountants (the “IESBA Code”).

Yours faithfully

KPMG

kpmg	March 17, 2016

Attachment A

The Data sheet

#	MSN	KPMG AUP ref	Type	KPMG AUP ref	Engine	KPMG AUP ref	DOM	KPMG AUP ref	First Lessee Lessee	KPMG AUP ref	Country	KPMG AUP ref
1	28386	a	B737-85P	b	CFM56-7B26	c	24-Nov-99	d	Nok Airlines Public Company Limited	e	Thailand	f
2	28620	a	B737-86N	b	CFM56-7B26	c	12-May-00	d	Norwegian Air Shuttle ASA Private Stock Company Ukraine International Airlines	e e	Norway Ukraine	f f
3	337	a	A330-323	b	PW4168A	c	3-May-00	da	US Airways, Inc.,	e	USA	f
4	342	a	A330-323	b	PW4168A	c	27-Jun-00	da	US Airways, Inc.,	e	USA	f
5	29246	a	B737-8S3	b	CFM56-7B26	c	20-Apr-00	d	Turistik Hava Taşimacilik Anonim Şirketi (trading as Corendon Airlines)	e	Turkey	f
6	29247	a	B737-8S3	b	CFM56-7B26	c	21-Apr-00	d	Turistik Hava Taşimacilik Anonim Şirketi (trading as Corendon Airlines)	e	Turkey	f
7	1009	a	A320-214	b	CFM56-5B4/P	c	17-Jun-99	da	Croatia Airlines D.D.	e	Croatia	f
8	311	a	A330-243	b	RR Trent 772B-60	c	22-Nov-99	da	SriLankan Airlines Limited	e	Sri Lanka	f
9	983	a	A321-231	b	IAE V2533-A5	c	31-Mar-99	d	Monarch Airlines Limited	e	UK	f
10	29919	a	B737-8AS	b	CFM56-7B26	c	4-Aug-99	d	AirExplore S.R.O.	e	Slovakia	f
11	28614	a	B737-86N	b	CFM56-7B26	c	4-Feb-00	d	Private Stock Company Ukraine International Airlines	e	Ukraine	f
12	938	a	A319-111	b	CFM56-5B5/P	c	15-Feb-99	d	Iberia, Líneas Aéreas De España, Sociedad Anónima Operadora S.U	e	Spain	f
13	998	a	A319-111	b	CFM56-5B5/P	c	12-Apr-99	d	Iberia, Líneas Aéreas De España, Sociedad Anónima Operadora S.U	e	Spain	f
14	1000	a	A319-111	b	CFM56-5B5/P	c	14-Apr-99	d	Adria Airways d.d.	e	Slovenia	f
15	1060	a	A321-231	b	IAE V2533-A5	c	6-Aug-99	d	Air VIA OOD	e	Bulgaria	f
16	1293	a	A321-231	b	IAE V2533-A5	c	14-Aug-00	d	Sky Angkor Airlines Co., Ltd	e	Cambodia	f
17	739	a	A320-233	b	IAE V2527E-A5	c	19-Nov-97	d	Small Planet Airlines SP ZO. O.	e	Poland	f
18	984	a	A320-214	b	CFM56-5B4/P	c	30-Apr-99	da	Smartlynx Airlines	e	Latvia	f
19	2897	a	A319-111	b	CFM56-5B5/P	c	10-Oct-06	d	Iberia, Líneas Aéreas De España, Sociedad Anónima Operadora S.U	e	Spain	f
20	3078	a	A319-111	b	CFM56-5B5/P	c	2-Apr-07	d	Iberia, Líneas Aéreas De España, Sociedad Anónima Operadora S.U	e	Spain	f
21	2037	a	A319-111	b	CFM56-5B5/P	c	25-Sep-03	d	easyJet Airline Company Limited	e	UK	f
22	2043	a	A319-111	b	CFM56-5B5/P	c	1-Oct-03	d	easyJet Airline Company Limited	e	UK	f
23	2050	a	A319-111	b	CFM56-5B5/P	c	6-Oct-03	d	easyJet Airline Company Limited	e	UK	f
24	2053	a	A319-111	b	CFM56-5B5/P	c	9-Oct-03	d	easyJet Airline Company Limited	e	UK	f
25	2062	a	A319-111	b	CFM56-5B5/P	c	31-Oct-03	d	easyJet Airline Company Limited	e	UK	f
26	28213	a	B737-8Q8	b	CFM56-7B26	c	10-Jun-98	d	AirExplore S.R.O.	e	Slovakia	f
27	1015	a	A321-231	b	IAE V2533-A5	c	14-May-99	d	Monarch Airlines Limited	e	UK	f
28	29250	a	B737-8S3	b	CFM56-7B26	c	26-Mar-01	d	Travel Service A.S.	e	Czech Republic	f
29	96	a	A330-322	b	PW4168	c	12-Apr-95	da	Hi Fly - Transportes Aéreos, S.A.	e	Portugal	f
30	28682	a	B777-228ER	b	GE90-94B	c	21-Mar-01	d	Société Air France	e	France	f
31	34656	a	B737-8EH	b	CFM56-7B24E	ca	20-Nov-06	d	VRG Linhas Aéreas S.A.	e	Brazil	f
32	34963	a	B737-8EH	b	CFM56-7B24E	ca	19-Apr-07	d	VRG Linhas Aéreas S.A.	e	Brazil	f

**These leases have not yet commenced. Start date, expiry date (where noted) and rent payment day are assumed*

****** Floating Rent. See separate tab for details*

Lease Start Date	KPMG AUP ref	Lease Expiry	KPMG AUP ref	Rental Currency	KPMG AUP ref	Payment Frequency	KPMG AUP ref	Accrual Basis	KPMG AUP ref	Rent Type	KPMG AUP ref
[redacted]	g	[redacted]	ha	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	ha	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	ga	[redacted]	hd	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	h	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	h	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	h	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	h	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	ha	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	ha	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	h	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	ha	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	ga	[redacted]	hd	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	hb	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	hb	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	hc	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	h	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	ha	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	h	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	ga	[redacted]	hd	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	ha	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	ha	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	h	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	h	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	h	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	h	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	h	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	ha	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	h	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	ha	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	ha	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	h	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	ha	USD	i	Monthly	j	[redacted]	k	[redacted]	l
[redacted]	g	[redacted]	ha	USD	i	Monthly	j	[redacted]	k	[redacted]	l

Rental					
Rental Amount	KPMG AUP ref	Contractual Rent Payment Due (Day of Month)	KPMG AUP ref	Cash/Letter of Credit	KPMG AUP ref
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	na	[redacted]	oa
[redacted]	m	[redacted]	n	[redacted]	
[redacted]	m	[redacted]	n	[redacted]	
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	ob
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	na	[redacted]	oa
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	na	[redacted]	oa
[redacted]	ma	[redacted]	n	[redacted]	
[redacted]	ma	[redacted]	n	[redacted]	
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	oo
[redacted]	m	[redacted]	n	[redacted]	o
[redacted]	m	[redacted]	n	[redacted]	o

Security Deposit

Total $	KPMG AUP ref	Status	KPMG AUP ref	Return Date	KPMG AUP ref
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	pa	[redacted]	qa	[redacted]	r
[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	pc	[redacted]	qb	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	pb	[redacted]	qa	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	pb	[redacted]	qa	[redacted]	r
[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	pd	[redacted]	qc	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r
[redacted]	p	[redacted]	q	[redacted]	r

Maintenance Revenue						Current Extension Options			
Mx Reserves	KPMG AUP ref	Lessor MX Contribution Required (Y/N)	KPMG AUP ref	End of Lease Financial Adjustment: Lessee/Lessor	KPMG AUP ref	Extension Option Period	KPMG AUP ref	Extension Option Rent	KPMG AUP ref
[redacted]	s	[redacted]	t	[redacted]		[redacted]		[redacted]	
[redacted]	s	[redacted]	t	[redacted]		[redacted]		[redacted]	
[redacted]	s	[redacted]	t	[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	u	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	u	[redacted]		[redacted]	
[redacted]	s	[redacted]	t	[redacted]		[redacted]		[redacted]	
[redacted]	s	[redacted]	t	[redacted]		[redacted]		[redacted]	
[redacted]	s	[redacted]		[redacted]		[redacted]		[redacted]	
[redacted]	s	[redacted]		[redacted]		[redacted]	v	[redacted]	w
[redacted]	s	[redacted]		[redacted]	u	[redacted]		[redacted]	
[redacted]	s	[redacted]	t	[redacted]		[redacted]		[redacted]	
[redacted]	s	[redacted]	t	[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]	t	[redacted]	u	[redacted]		[redacted]	
[redacted]		[redacted]	t	[redacted]	u	[redacted]		[redacted]	
[redacted]	s	[redacted]	t	[redacted]		[redacted]		[redacted]	
[redacted]	s	[redacted]	t	[redacted]		[redacted]	va	[redacted]	w
[redacted]	s	[redacted]	t	[redacted]		[redacted]		[redacted]	
[redacted]	s	[redacted]	t	[redacted]	u	[redacted]		[redacted]	
[redacted]	s	[redacted]	t	[redacted]		[redacted]	v	[redacted]	w
[redacted]		[redacted]		[redacted]	u	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	u	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	u	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	u	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	u	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	u	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	u	[redacted]		[redacted]	
[redacted]	s	[redacted]	t	[redacted]		[redacted]		[redacted]	
[redacted]	s	[redacted]		[redacted]	u	[redacted]		[redacted]	
[redacted]	s	[redacted]	t	[redacted]		[redacted]		[redacted]	
[redacted]	s	[redacted]		[redacted]		[redacted]	v	[redacted]	w
[redacted]		[redacted]		[redacted]	u	[redacted]	v	[redacted]	w
[redacted]		[redacted]		[redacted]	u	[redacted]	v	[redacted]	w
[redacted]		[redacted]		[redacted]	u	[redacted]	v	[redacted]	w

Current Purchase Options				Current Lessee's Early Termination Options			Other					
Amount	KPMG AUP ref	Termination Date/Option Transfer Date	KPMG AUP ref	First Exercise Date	Last Exercise Date	Termination Fees	AD Cost Sharing (Y/N)	KPMG AUP ref	Sublease (Y/N)	KPMG AUP ref	Third Party Guarantee (Y/N)	KPMG AUP ref
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]	z	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]	z	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	ab
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	ab
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]	z	[redacted]		[redacted]	ab
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]	z	[redacted]		[redacted]	ab
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]	z	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]	z	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]	z	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]	z	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]	z	[redacted]		[redacted]	
[redacted]	x	[redacted]	y	[redacted]	[redacted]	[redacted]	[redacted]	z	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]	z	[redacted]		[redacted]	ab
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	ab
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]	z	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]	aa	[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	ab
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	ab
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	ab
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	ab
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	ab
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]	z	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]	z	[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	ab
[redacted]		[redacted]		[redacted]	[redacted]	[redacted]	[redacted]		[redacted]		[redacted]	ab